Called up share capital (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of allotted called up and fully paid

	As at June 30
	2026	2025 *restated	2024
Allotted, called up and fully paid
Class A Ordinary Shares of $0.12 each	$3,686,890	$1,503,265	$533,298
Number allotted	30,724,084	12,527,212	4,439,733
Class A Ordinary Shares of $0.12 each	$3,686,890	$1,503,265	$533,298

Schedule of movements in ordinary shares

Movements in Class A Ordinary Shares:

	Shares No.	Par value USD 000	Share premium USD 000	Share subscription USD 000	Total USD 000
At June 30, 2023	25,651,140	308	105,018	-	105,326
Capital raises 1	1,715,191	206	2,862	-	3,068
Employee share scheme issues	282,836	19	340	-	359
Reverse stock split	(23,209,434)	-	-	-	-
At June 30, 2024	4,439,733	533	108,220	-	108,753
Capital raises 1	5,206,395	625	9,163	60,500	70,288
Other share issuances 2	2,881,084	346	4,572	-	4,918
Equity instruments	-	-	413	-	413
At June 30, 2025	12,527,212	1,504	122,368	60,500	184,372
Capital raises 1	3,494,749	419	18,909	-	19,328
Equity instruments	2,562,316	307	3,220	-	3,527
Other issuances	12,139,807	1,457	21,241	-	22,698
At June 30, 2026	30,724,084	3,687	165,738	60,500	229,925